Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	9 Months Ended
Sep. 30, 2016 CNY (¥) ¥ / shares shares
Number of Options Outstanding, Beginning balance	16,574,854
Number of Options, Granted	0
Number of Options, Forfeited	(987,140)
Number of Options, Expired	(59,794)
Number of Options, Exercised	(2,415,201)
Number of Options Outstanding, Ending balance	13,112,719
Number of Options, Expected to vest	3,024,752
Number of Options, Exercisable	9,317,590
Weighted Average Exercise Price, Outstanding | ¥ / shares	¥ 2.2
Weighted Average Exercise Price, Expected to vest | ¥ / shares	6.0
Weighted Average Exercise Price, Exercisable | ¥ / shares	¥ 0.7
Weighted Average Remaining Contractual Term, Outstanding	7 years 5 months 1 day
Weighted Average Remaining Contractual Term, Expected to vest	8 years 29 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 1 month 28 days
Aggregate Intrinsic Value of Options, Outstanding | ¥	¥ 0
Aggregate Intrinsic Value of Options, Expected to vest | ¥	0
Aggregate Intrinsic Value of Options, Exercisable | ¥	¥ 306,523